Interest Rate Swaps (Tables)	6 Months Ended
Jun. 30, 2022
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	June 30, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$4,868	254
Interest rate swap	Non - current portion of derivative assets	$388	795

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	June 30, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$905	53
Interest rate swap	Non - current portion of derivative assets	$173	187